Capital Stock	12 Months Ended
Feb. 29, 2016
Share-based Compensation [Abstract]
Capital Stock
CAPITAL STOCK

(a)	Capital stock
The Company is authorized to issue an unlimited number of non-voting, redeemable, retractable Class A common shares, an unlimited number of voting common shares and an unlimited number of non-voting, cumulative, redeemable, retractable preferred shares. As at February 29, 2016 and February 28, 2015, there were no Class A common shares or preferred shares outstanding.
The following details the changes in issued and outstanding common shares for the years ended February 29, 2016, February 28, 2015 and March 1, 2014:

	Capital Stock and Additional Paid-in Capital		Treasury Stock
	Stock Outstanding (000’s)	Amount	Stock Outstanding (000’s)	Amount
Common shares outstanding as at March 2, 2013	524,160	$2,431	9,020	$(234)
Exercise of stock options	417	3	—	—
Common shares issued for RSU settlements	1,975	—	—	—
Stock-based compensation	—	68	—	—
Tax deficiencies related to stock-based compensation	—	(13)	—	—
Purchase of treasury stock	—	—	1,641	(16)
Treasury shares released for RSU settlements	—	(71)	(3,001)	71
Common shares outstanding as at March 1, 2014	526,552	2,418	7,660	(179)
Exercise of stock options	945	6	—	—
Common shares issued for RSU settlements	1,305	—	—	—
Stock-based compensation	—	50	—	—
Excess tax benefit related to stock-based compensation	—	8	—	—
Sale of treasury stock	—	—	(6,033)	141
Treasury shares released for RSU settlements	—	(38)	(1,627)	38
Common shares outstanding as at February 28, 2015	528,802	2,444	—	—
Exercise of stock options	402	3	—	—
Common shares issued for RSU settlements	4,320	—	—	—
Stock-based compensation	—	60	—	—
Tax deficiencies related to stock-based compensation	—	(1)	—	—
Share repurchase	(12,607)	(59)	—	—
Common shares issued for employee share purchase plan	183	1	—	—
Common shares issued on the redemption of deferred share units	72	—	—	—
Common shares outstanding as at February 29, 2016	521,172	$2,448	$—	$—

The Company had 521 million voting common shares outstanding, 1 million options to purchase voting common shares, 27 million RSUs and 0.4 million DSUs outstanding as at March 29, 2016.
On May 6, 2015, the Board authorized a share repurchase program (the “Repurchase Program”) to purchase for cancellation up to 12 million common shares of the Company, or approximately 2.5% of the outstanding public float as of June 22, 2015. The Repurchase Program commenced on June 29, 2015 pursuant to a Notice of Intention to Make a Normal Course Issuer Bid dated June 25, 2015. On September 24, 2015, the Board authorized an increase in the number of common shares that may be purchased for cancellation under the Repurchase Program by up to 15 million common shares, subject to regulatory approval. On January 29, 2016 the Company sought and received regulatory approval from the TSX to increase the maximum number of common shares that may be repurchased from 12 million common shares to 27 million common shares, or 5.8% of the public float as of June 22, 2015. The Company also announced that it had entered into an automatic purchase plan with its designated broker to allow for purchases of up to 2,685,524 common shares in connection with the Repurchase Program. During fiscal 2016, the Company repurchased 13 million common shares at a cost of approximately $93 million. The Company recorded a reduction of approximately $59 million to capital stock and the amount paid in excess of the per share paid-in capital of the common shares of approximately $34 million was charged to retained earnings. All common shares repurchased by the Company pursuant to the Repurchase Program have been canceled.

(b)	Stock-based compensation
Stock Options
The Company recorded a charge to income and a credit to paid-in-capital of approximately $1 million in fiscal 2016 (fiscal 2015 - $2 million; fiscal 2014 - $5 million) in relation to stock-based compensation expense.
The Company has presented excess tax deficiencies from the exercise of stock-based compensation awards as a financing activity in the consolidated statements of cash flows.
Stock options previously granted under the Equity Plan and Prior Plans generally vest over a period of three years to a maximum of five years, and are generally exercisable over a period of five years to a maximum of seven years from the grant date. The Company issues new shares to satisfy stock option exercises. There are eight million shares in the equity pool available for future grants under the Equity Plan as at February 29, 2016.
A summary of option activity since March 2, 2013 is shown below:

	Options Outstanding
	Number (000’s)	Weighted Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at March 2, 2013	7,260	$27.53
Exercised during the year	(417)	7.36
Forfeited/cancelled/expired during the year	(3,576)	42.55
Balance as at March 1, 2014	3,267	12.08
Granted during the year	526	10.06
Exercised during the year	(945)	7.13
Forfeited/cancelled/expired during the year	(1,362)	17.10
Balance as at February 28, 2015	1,486	9.34
Granted during the year	772	6.30
Exercised during the year	(402)	6.09
Forfeited/cancelled/expired during the year	(382)	14.45
Balance as at February 29, 2016	1,474	$7.01	3.56	$2
Vested and expected to vest as at February 29, 2016	1,405	$7.01	3.52	$2
Exercisable as at February 29, 2016	494	$7.18	2.05	$—

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate difference between the closing stock price of the Company’s common shares on February 29, 2016 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on February 29, 2016. The intrinsic value of stock options exercised during fiscal 2016, calculated using the average market price during the year, was approximately $2.16 per share.
A summary of unvested stock options since February 28, 2015 is shown below:

	Options Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value
Balance as at February 28, 2015	920	$4.27
Granted during the year	772	2.49
Vested during the year	(461)	4.23
Forfeited during the year	(251)	4.01
Balance as at February 29, 2016	980	$2.95

As at February 29, 2016, there was $3 million of unrecognized stock-based compensation expense related to unvested stock options which will be expensed over the vesting period, which, on a weighted average basis, results in a period of approximately 1.60 years. The total fair value of stock options vested during the year ended February 29, 2016 amounted to $2 million (February 28, 2015 - $3 million, March 1, 2014 - $8 million).
Cash received from the stock options exercised for the year ended February 29, 2016 amounted to $3 million (February 28, 2015 - $6 million; March 1, 2014 - $3 million). There were no tax deficiencies incurred by the Company related to stock options exercised at February 29, 2016 (February 28, 2015 – tax deficiency of nil; March 1, 2014 – tax deficiency of $2 million).
During the year ended February 29, 2016, there were 772,056 stock options granted (February 28, 2015 - 526,091; March 1, 2014 - nil). The weighted average fair value of these grants was calculated using the BSM option pricing model with the following assumptions:

	February 29, 2016	February 28, 2015
Weighted average grant date fair value of stock options granted during the period	$2.49	$4.32
Assumptions:
Risk-free interest rates	1.00%	1.25%
Expected life in years	3.38	3.67
Expected dividend yield	—%	—%
Volatility	54.60%	56.59%

The Company has no current expectation of paying cash dividends on its common shares. The risk-free interest rates utilized during the life of the stock options are based on a U.S. Treasury security for an equivalent period. The Company estimates the volatility of its common shares at the date of grant based on a combination of the implied volatility of publicly traded options on its common shares and historical volatility, as the Company believes that this is a reasonable indicator of expected volatility going forward. The expected life of stock options granted under the Equity Plan is based on historical exercise patterns, which the Company believes are representative of future exercise patterns.

Restricted Share Units
The Company recorded compensation expense with respect to RSUs of approximately $59 million in the year ended February 29, 2016 (February 28, 2015 - $48 million; March 1, 2014 - $63 million).
A summary of RSU activity since March 2, 2013 is shown below:

	RSUs Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at March 2, 2013	15,185	$13.83
Granted during the year	21,741	7.39
Vested during the year	(4,977)	17.11
Forfeited/cancelled during the year	(7,604)	11.44
Balance as at March 1, 2014	24,345	8.15
Granted during the year	9,530	9.72
Vested during the year	(2,928)	13.73
Forfeited/cancelled during the year	(4,946)	9.55
Balance as at February 28, 2015	26,001	7.84
Granted during the year	8,986	7.20
Vested during the year	(4,320)	8.75
Forfeited/cancelled during the year	(2,997)	8.84
Balance as at February 29, 2016	27,670	$7.38	1.79	$216
Vested and expected to vest February 29, 2016	26,517	$7.36	1.80	$207

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the aggregate closing share price of the Company’s common shares on February 29, 2016, that would have been received by RSU holders if all RSUs had been vested on February 29, 2016).
Tax deficiencies incurred by the Company related to the RSUs vested was $1 million for the year ended February 29, 2016 (February 28, 2015 - tax benefit of $8 million; March 1, 2014 - tax deficiency of $11 million).
Previously, the Company contributed capital to a trust account to enable a trustee to purchase shares on the open market in connection with the vesting of certain RSUs awarded by the Company. During the year ended February 29, 2016, the trustee purchased nil and sold nil common shares (February 28, 2015 - 6,032,719 common shares were sold for total cash consideration of approximately $61 million). The trustee no longer holds shares, the trust has been terminated, and the Company expects to settle vested RSUs by issuing new common shares from treasury.
As at February 29, 2016, there was $129 million of unrecognized compensation expense related to RSUs that will be expensed over the vesting period, which, on a weighted average basis, results in a period of approximately 1.62 years.
During the year ended February 29, 2016, there were 8,986,019 RSUs granted (February 28, 2015 - 9,530,093), all of which will be settled upon vesting by the issuance of new common shares.
Deferred Share Units
The Company issued 151,335 DSUs in the year ended February 29, 2016. There were 0.4 million DSUs outstanding as at February 29, 2016 (February 28, 2015 - 0.3 million). The Company had a liability of $3.2 million in relation to the DSU Plan as at February 29, 2016 (February 28, 2015 - $3.3 million).